Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Others (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
	2020	2019

Collateral given for the Company's own liabilities	799.0	817.0
Other commitments	1,629.9	1,245.2
	2,428.9	2,062.2

Commitments to suppliers	17,768.4	15,877.3
	17,768.4	15,877.3

Disclosure of future contractual commitments [text block]
	2020	2019

Less than 1 year	9,218.2	9,300.5
Between 1 and 2 years	2,934.8	3,861.9
More than 2 years	5,615.4	2,714.9
	17,768.4	15,877.3